Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Prepaid Expenses And Other Assets [Line Items]
Prepaid expenses	$ 35,286	$ 9,557
Restricted short-term investments	21,432	664
Total prepaid expenses and other current assets	107,123	19,837
Deposits
Prepaid Expenses And Other Assets [Line Items]
Deposits and prepaid inventory	29,138	842
Prepaid Inventory
Prepaid Expenses And Other Assets [Line Items]
Deposits and prepaid inventory	$ 21,267	$ 8,774